Taxation - Tax holiday effect (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Tax holiday effect	¥ 622	¥ 1,385	¥ 1,669
Basic and diluted benefit per share effect	¥ 0.00	¥ 0.00	¥ 0.01